Schedule of Investments (unaudited) September 30, 2019	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.2%

Aerospace & Defense — 2.9%
BAE Systems plc	638,989	$4,475,025
Lockheed Martin Corp.	5,593	2,181,606
Northrop Grumman Corp.	4,712	1,766,010
Raytheon Co.	4,040	792,608

		9,215,249

Air Freight & Logistics — 0.9%
FedEx Corp.	20,062	2,920,425

Automobiles — 1.1%
General Motors Co.	91,643	3,434,780

Banks — 13.3%
Bank of America Corp.	290,954	8,487,128
Citigroup, Inc.	149,297	10,313,437
JPMorgan Chase & Co.	100,010	11,770,177
Wells Fargo & Co.	226,070	11,402,971

		41,973,713

Beverages — 1.0%
Constellation Brands, Inc., Class A(a)	7,758	1,608,078
PepsiCo, Inc.	11,424	1,566,231

		3,174,309

Building Products — 0.7%
Johnson Controls International plc	40,166	1,762,886
Masco Corp.	7,740	322,603

		2,085,489

Capital Markets — 3.7%
Charles Schwab Corp. (The)	49,771	2,081,921
Goldman Sachs Group, Inc. (The)	6,978	1,446,051
Morgan Stanley	102,954	4,393,047
Raymond James Financial, Inc.(a)	11,290	930,974
State Street Corp.	48,406	2,865,151

		11,717,144

Chemicals — 1.5%
Corteva, Inc.(b)	60,769	1,701,532
Dow, Inc.	22,725	1,082,846
DuPont de Nemours, Inc.	28,902	2,061,002

		4,845,380

Communications Equipment — 1.8%
Cisco Systems, Inc.	48,900	2,416,149
Motorola Solutions, Inc.	19,118	3,257,898

		5,674,047

Construction Materials — 0.5%
CRH plc	50,371	1,727,230

Containers & Packaging — 0.2%
International Paper Co.	11,637	486,659

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.(a)	119,419	2,646,325

Diversified Telecommunication Services — 4.3%
BCE, Inc.	7,177	347,438
Verizon Communications, Inc.	220,983	13,338,534

		13,685,972

Electric Utilities — 2.3%
FirstEnergy Corp.	106,256	5,124,727
NextEra Energy, Inc.	8,592	2,001,850

		7,126,577

Security	Shares	Value

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	124,087	$2,878,818

Food Products — 2.8%
Conagra Brands, Inc.	69,242	2,124,345
Kellogg Co.(a)	26,819	1,725,803
Mondelez International, Inc., Class A	10,469	579,145
Nestle SA (Registered)	42,228	4,579,818

		9,009,111

Health Care Equipment & Supplies — 5.1%
Alcon, Inc.(b)	34,175	1,993,424
Koninklijke Philips NV	129,098	5,965,498
Medtronic plc	74,072	8,045,701

		16,004,623

Health Care Providers & Services — 5.4%
Anthem, Inc.(a)	22,077	5,300,688
CVS Health Corp.	64,452	4,064,988
Humana, Inc.	15,262	3,902,036
McKesson Corp.	6,940	948,420
Quest Diagnostics, Inc.	13,882	1,485,790
UnitedHealth Group, Inc.	5,810	1,262,629

		16,964,551

Household Durables — 2.6%
Newell Brands, Inc.(a)	161,049	3,014,837
Sony Corp.	87,800	5,189,697

		8,204,534

Household Products — 0.2%
Procter & Gamble Co. (The)	4,746	590,307

Industrial Conglomerates — 1.9%
General Electric Co.(a)	310,625	2,776,987
Siemens AG (Registered)	30,503	3,265,198

		6,042,185

Insurance — 7.4%
American International Group, Inc.	117,623	6,551,601
Arthur J Gallagher & Co.	37,437	3,353,232
Marsh & McLennan Cos., Inc.	6,230	623,312
MetLife, Inc.	115,002	5,423,494
Travelers Cos., Inc. (The)	22,686	3,373,181
Willis Towers Watson plc	21,287	4,107,753

		23,432,573

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A(a)	91,390	5,507,618

Leisure Products — 0.2%
Mattel, Inc.(b)	51,477	586,323

Machinery — 0.7%
Pentair plc	54,824	2,072,347

Media — 1.9%
Comcast Corp., Class A	133,378	6,012,680

Multiline Retail — 1.7%
Dollar General Corp.	33,451	5,316,702

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	16,643	1,033,197

Oil, Gas & Consumable Fuels — 8.7%
BP plc	1,050,512	6,650,544
ConocoPhillips	22,360	1,274,073
Enterprise Products Partners LP	174,902	4,998,699
Equinor ASA	61,770	1,170,059

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	160,506	$1,969,409
Marathon Petroleum Corp.	88,370	5,368,477
TOTAL SA, ADR(a)	35,138	1,827,176
Williams Cos., Inc. (The)	182,245	4,384,815

		27,643,252

Personal Products — 1.1%
Unilever NV, NYRS(a)	56,063	3,365,462

Pharmaceuticals — 6.0%
AstraZeneca plc	51,114	4,563,924
Bayer AG (Registered)	59,576	4,197,312
Bristol-Myers Squibb Co.	46,420	2,353,958
Novo Nordisk A/S, ADR(a)	27,930	1,443,981
Pfizer, Inc.	142,959	5,136,517
Sanofi SA	12,460	1,154,205

		18,849,897

Road & Rail — 0.4%
Union Pacific Corp.	8,376	1,356,745

Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd.	42,684	1,065,820
NXP Semiconductors NV(a)	12,450	1,358,544
QUALCOMM, Inc.	15,119	1,153,277

		3,577,641

Software — 2.6%
Constellation Software, Inc.	1,631	1,628,907
Microsoft Corp.	34,668	4,819,892
Oracle Corp.(a)	32,588	1,793,318

		8,242,117

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	26,479	2,911,631

Technology Hardware, Storage & Peripherals — 1.6%
Samsung Electronics Co. Ltd., GDR	4,976	5,068,768

Tobacco — 1.4%
Altria Group, Inc.	93,804	3,836,583
Imperial Brands plc	26,048	584,939
Philip Morris International, Inc.	2,230	169,324

		4,590,846

Trading Companies & Distributors — 0.6%
Ferguson plc	25,674	1,873,709

Total Common Stocks — 92.2% (Cost: $260,170,437)		291,848,936

Preferred Stocks — 0.3%

Household Products — 0.3%
Henkel AG & Co. KGaA (Preference)	9,480	938,038

Total Preferred Stocks — 0.3% (Cost: $920,321)		938,038

Total Long-Term Investments — 92.5% (Cost: $261,090,758)		292,786,974

Security	Shares	Value

Short-Term Securities — 13.2%(c)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	23,697,026	$23,697,026
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)	17,921,891	17,925,475

Total Short-Term Securities — 13.2% (Cost: $41,622,502)		41,622,501

Total Investments — 105.7% (Cost: $302,713,260)		334,409,475

Liabilities in Excess of Other Assets — (5.7)%		(17,953,005)

Net Assets — 100.0%		$316,456,470

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Equity Dividend V.I. Fund

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	20,001,000	3,696,026	23,697,026	$23,697,026	$364,594		$—		$—
SL Liquidity Series, LLC, Money Market Series	6,383,011	11,538,880	17,921,891	17,925,475	24,764	(b)	3,642		211

				$41,622,501	$389,358		$3,642		$211

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

NYRS	New York Registered Shares

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,740,224	$4,475,025	$—	$9,215,249
Air Freight & Logistics	2,920,425	—	—	2,920,425
Automobiles	3,434,780	—	—	3,434,780
Banks	41,973,713	—	—	41,973,713
Beverages	3,174,309	—	—	3,174,309
Building Products	2,085,489	—	—	2,085,489
Capital Markets	11,717,144	—	—	11,717,144
Chemicals	4,845,380	—	—	4,845,380
Communications Equipment	5,674,047	—	—	5,674,047
Construction Materials	—	1,727,230	—	1,727,230
Containers & Packaging	486,659	—	—	486,659
Diversified Financial Services	2,646,325	—	—	2,646,325
Diversified Telecommunication Services	13,685,972	—	—	13,685,972
Electric Utilities	7,126,577	—	—	7,126,577
Energy Equipment & Services	2,878,818	—	—	2,878,818
Food Products	4,429,293	4,579,818	—	9,009,111
Health Care Equipment & Supplies	8,045,701	7,958,922	—	16,004,623
Health Care Providers & Services	16,964,551	—	—	16,964,551
Household Durables	3,014,837	5,189,697	—	8,204,534
Household Products	590,307	—	—	590,307
Industrial Conglomerates	2,776,987	3,265,198	—	6,042,185
Insurance	23,432,573	—	—	23,432,573
IT Services	5,507,618	—	—	5,507,618
Leisure Products	586,323	—	—	586,323
Machinery	2,072,347	—	—	2,072,347
Media	6,012,680	—	—	6,012,680
Multiline Retail	5,316,702	—	—	5,316,702
Multi-Utilities	1,033,197	—	—	1,033,197
Oil, Gas & Consumable Fuels	19,822,649	7,820,603	—	27,643,252
Personal Products	3,365,462	—	—	3,365,462
Pharmaceuticals	8,934,456	9,915,441	—	18,849,897
Road & Rail	1,356,745	—	—	1,356,745
Semiconductors & Semiconductor Equipment	3,577,641	—	—	3,577,641
Software	8,242,117	—	—	8,242,117
Specialty Retail	2,911,631	—	—	2,911,631

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total

Technology Hardware, Storage & Peripherals	$—	$5,068,768	$—	$5,068,768
Tobacco	4,005,907	584,939	—	4,590,846
Trading Companies & Distributors	—	1,873,709	—	1,873,709
Preferred Stocks(a)	—	938,038	—	938,038
Short-Term Securities	23,697,026	—	—	23,697,026

Subtotal	$263,086,612	$53,397,388	$—	$316,484,000

Investments Valued at Net Asset Value (“NAV”)(b)				17,925,475

Total Investments				$334,409,475

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

5